--------------------------------------------------------------------------------
PROSPECTUS
July 27, 1998, as revised
October 1, 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                            CLASS A, B AND C SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated July 27, 1998, as revised October 1, 1998, containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Investment Objectives and Policies.    8
Description of Securities..........    9
Investment Techniques..............   13
Risk Factors.......................   17
Investment Restrictions............   19
Portfolio Turnover.................   19
Management.........................   19
Expenses...........................   23
Reports to Shareholders............   23
How to Invest......................   23

                                     PAGE
                                     ----
Services Available to Shareholders.   29
Distribution and Service Plans.....   32
How to Sell Shares of the Fund.....   33
Dividends..........................   35
Net Asset Value....................   36
Performance Information............   36
Shares of the Trust................   37
Taxation...........................   37
Additional Information.............   39
Appendix ..........................  A-1
Account Application

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds). The Real Estate Securities Fund (the "Fund"), a mutual fund offered under the Trust, pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objectives will be achieved. The Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of the Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

  INVESTMENT OBJECTIVES                    Total return comprised of long-term
                                           growth of capital and dividend income.
----------------------------------------------------------------------------------
  INVESTMENT CRITERIA                      Substantially all, and at least 80%, of
                                           total assets in a diversified portfolio
                                           of equity securities of issuers that
                                           are primarily engaged in or related to
                                           the real estate industry. The Fund
                                           expects that a substantial portion of
                                           its total assets will be invested in
                                           real estate investment trusts
                                           ("REITs").
----------------------------------------------------------------------------------
  BENCHMARK                                Wilshire Real Estate Securities Index
                                           ("WARESI")


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's Share price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objectives will be achieved. In view of the specialized nature of the Fund's investments, the Fund may be suitable only for those investors who are financially able to assume greater risk and share price volatility than presented by funds that do not concentrate in the real estate industry. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, may have limited diversification and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund may invest in foreign securities and lower rated debt securities and may use certain investment techniques, including derivatives, forward contracts, options and futures. These investments and investment techniques will subject the Fund to greater risk.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of August 21, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?


  Goldman Sachs acts as distributor of the Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?


                                                                 MINIMUM
                                                           --------------------
                                                           INITIAL
                                                           PURCHASE ADDITIONAL
  TYPE OF PURCHASE                                          AMOUNT  INVESTMENTS
  ----------------                                         -------- -----------
  Regular Purchases.......................................  $1,000      $50
  Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs
   and Education IRAs) and UGMA/UTMA purchases............  $  250      $50
  SIMPLE IRAs and Education IRAs..........................  $   50      $50
  Automatic Investment Plan...............................  $   50      $50
  403(b) Plans............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Fund" on page 24.

 HOW DO I PURCHASE SHARES?


  You may purchase Shares of the Fund through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of Shares ("Authorized Dealers"). See "How to Invest" on page 23.

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Fund offers three classes of Shares through this Prospectus. These Shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase (Class A shares); (ii) with a contingent deferred sales charge ("CDSC") imposed on redemptions within six years of purchase ("Class B shares"); or (iii) without any initial sales charge or CDSC, as long as Shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A Shares will be sold without an initial sales charge and may be subject to a CDSC at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
                             SALES CHARGE                   DEFERRED SALES CHARGE
                            ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A       5% declining to 0% after six years
   Class C.................       N/A       1% if shares are redeemed within 12 months of purchase

  Over time, the CDSC and distribution and service fees attributable to Class B or Class C Shares will exceed the initial sales charge and the distribution and service fees attributable to Class A Shares. Class B Shares convert to Class A Shares, which are subject to lower distribution and service fees, eight years after initial purchase. Class C Shares, which are subject to the same distribution and service fees as Class B Shares, do not convert to Class A Shares and are subject to the higher distribution and service fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 23.

 HOW DO I SELL MY SHARES?


  You may redeem Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                    INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
                         DECLARED AND PAID      DISTRIBUTIONS
                    --------------------------- -------------
                             Quarterly            Annually

  You may receive dividends and distributions in additional Shares of the same class of the Fund in which you have invested or you may elect to receive them in cash, Shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A Shares of the Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C Shares of the Fund (the "ILA Portfolios"). For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES

                                                   CLASS A    CLASS B    CLASS C
                                                   -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.......    5.5%/1/   none       none
 Maximum Sales Charge Imposed on Reinvested
  Dividends......................................   none       none       none
 Maximum Deferred Sales Charge...................   none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/..............................   none       none       none
 Exchange Fees/4/................................   none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily net assets)/5/
 Management Fees.................................   1.00%      1.00%      1.00%
 Distribution and Service Fees...................   0.50%      1.00%      1.00%
 Other Expenses (after applicable
  limitations)/6/................................   0.19%      0.19%      0.19%
                                                    ----       ----       ----
TOTAL FUND OPERATING EXPENSES (AFTER EXPENSE
 LIMITATIONS)/7/.................................   1.69%      2.19%      2.19%
                                                    ====       ====       ====

-------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A Shares by certain classes of investors. A CDSC of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price-- Class A Shares."
/2/ A CDSC is imposed upon Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A CDSC of 1.00% is imposed on Shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ The Fund's annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998.
/6/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management, distribution and service fees, transfer agency fees (equal to 0.19% of the average daily net assets of the Fund's Class A, B and C Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) of the Fund to the extent such expenses exceed 0.00% of the Fund's average daily net assets.
/7/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Fund would be as set forth below:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
        Class A..............................................  0.73%     2.23%
        Class B..............................................  0.73%     2.73%
        Class C..............................................  0.73%     2.73%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return; and (ii) redemption at the end of each time period.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
 Class A Shares.................................................   $71    $105
 Class B Shares
 --Assuming complete redemption at end of period................    72      99
 --Assuming no redemption.......................................    22      69
 Class C Shares
 --Assuming complete redemption at end of period................    32      69
 --Assuming no redemption.......................................    22      69

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase.

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C Shares. The Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C Shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution and Service Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares of the Fund or for services to their customers' accounts and/or the Fund. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on the Fund's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objective. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80%, of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in Shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. Under normal circumstances, the Fund may invest up to 20% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES

  The Fund may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Fund may invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond, whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries, such as the United Kingdom, Denmark and Greece, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an adverse impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Fund. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. The Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent the Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investments in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Under normal circumstances, the Fund may invest up to 20% of its total assets in fixed income securities, including securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

UNSEASONED COMPANIES

  The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  The Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options transactions, however, the writing of an option of a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Fund may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

EQUITY SWAPS

  The Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, the Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than 7 days, time deposits with a notice or demand period of more than 7 days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights; (ii) mortgage swaps, credit swaps, index swaps and interest rate swaps, caps, floors and collars; (iii) yield curve options and inverse floating rate securities; (iv) other investment companies; (v) mortgage dollar rolls and
(vi) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. The Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger capitalization companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  RISKS OF INVESTING IN EQUITY SECURITIES In general, the Fund is subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that the Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The Fund may invest up to 15% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations, and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding Shares of the Fund as defined in the Additional Statement. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a determining factor in making investment decisions for the Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of August 21, 1998, GSAM together with its affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Fund to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                           YEARS
                           PRIMARILY
  NAME AND TITLE           RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  --------------           -----------     ----------------------------
  Herbert E. Ehlers        Since 1998      Mr. Ehlers joined the Investment
   Managing Director and                   Adviser in 1997 and is part of the
   Portfolio Manager                       portfolio management team of the
                                           Real Estate Securities Fund and the
                                           Chief Investment Officer of the
                                           Growth Equity Strategy. From 1994 to
                                           1997, he was the Chief Investment
                                           Officer and Chairman of Liberty
                                           Investment Management Inc. He was a
                                           portfolio manager and president at
                                           Liberty's predecessor firm, Eagle
                                           Asset Management, from 1984 to 1994.

-------------------------------------------------------------------------------
  Elizabeth Groves         Since 1998      Ms. Groves joined the Investment
   Vice President and                      Adviser in 1998 and is a portfolio
   Portfolio Manager                       manager for the Real Estate
                                           Securities Fund. Her previous
                                           experience includes 12 years in the
                                           real estate and real estate finance
                                           business. From 1991 to 1997, she
                                           worked in the Real Estate Department
                                           of the Investment Banking Division
                                           of Goldman Sachs, where she was
                                           responsible for both public and
                                           private capital market transactions.

                         YEARS
                         PRIMARILY
  NAME AND TITLE         RESPONSIBLE       FIVE YEAR EMPLOYMENT HISTORY
  --------------         -----------       ----------------------------
  Mark Howard-Johnson    Since 1998        Mr. Howard-Johnson joined the
   Vice President and                      Investment Adviser in 1998 and is a
   Portfolio Manager                       portfolio manager for the Real
                                           Estate Securities Fund. His previous
                                           experience includes 15 years in the
                                           real estate finance business. From
                                           1996 to 1998, he was the senior
                                           equity analyst for Boston Financial,
                                           responsible for the Pioneer Real
                                           Estate Shares Fund. Prior to joining
                                           Boston Financial, from 1994 to 1996,
                                           Mr. Howard-Johnson was a real estate
                                           securities analyst for The Penobscot
                                           Group, Inc., one of only two
                                           independent research firms in the
                                           public real estate securities
                                           business. For five years prior to
                                           this, he held senior management
                                           positions within various real estate
                                           divisions of the Fleet Financial
                                           Group.


  It is the responsibility of the Investment Adviser to make the investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions in the U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, the Investment Adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to 1.00% of the Fund's average daily net assets.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management, distribution and service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.00% per annum of the Fund's average daily net assets. Such reductions or limits, if any, may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.

Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Fund's Shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for Shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to a fee with respect to the Fund's Class A, Class B and Class C Shares equal, on an annual basis, to 0.19% of the average daily net assets. Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time Goldman Sachs or any of its affiliates may purchase and hold Shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Fund could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Investment Adviser has sought assurances from the Fund's other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Fund's other service providers will be sufficient to avoid any adverse effect on the Fund due to the Year 2000 Problem.

                                   EXPENSES

  The Fund is responsible for the payment of its expenses. The expenses include, without limitation: fees payable to the Investment Adviser; distribution and service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Fund for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Fund); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-526-7384. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Fund does not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  The Fund continuously offers through this Prospectus Class A, Class B and Class C Shares, as described more fully in "How to Buy Shares of the Fund." If you do not specify in your instructions to the Fund which class of Shares you wish to purchase, the Fund will assume that your instructions apply to Class A Shares.

  CLASS A SHARES. If you invest less than $1 million in Class A Shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A Shares of the Fund, no sales charge will be imposed at the time of purchase, but you may incur a deferred sales charge equal to 1.00% if you redeem your Shares within 18 months of purchase. Class A Shares are subject to distribution and service fees of 0.50% per annum of the Fund's average daily net assets attributable to Class A Shares.

  CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of purchase. Class B Shares are subject to distribution and service fees of

1.00% per annum of the Fund's average daily net assets attributable to Class B Shares. See "Distribution and Service Plans." Class B Shares will automatically convert to Class A Shares, based on their relative NAVs, 8 years after the initial purchase. Your entire investment in Class B Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares.

  CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C Shares are subject to distribution and service fees of 1.00% per annum of the Fund's average daily net assets attributable to Class C Shares. See "Distribution and Service Plans." Class C Shares have no conversion feature, and accordingly, an investor that purchases Class C Shares will be subject to the distribution and service fee that will be imposed on Class C Shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares (or Class B Shares after conversion to Class A Shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least 6 years, you might consider purchasing Class B Shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than 8 years, you may prefer Class C Shares. There is no limit on the purchase of Class A Shares. A maximum purchase limitation of $250,000 and $1,000,000 normally applies to in the aggregate on purchases of Class B Shares and Class C Shares, respectively. Although Class C Shares are subject to a CDSC for only twelve months at a lower rate than Class B Shares, Class C Shares do not have the conversion feature applicable to Class B Shares, making them subject to higher distribution and service fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

HOW TO BUY SHARES OF THE FUND--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase Shares of the Fund through any Authorized Dealer (including Goldman Sachs) or directly from the Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the NAV next determined after receipt of an order as described below under "Other Purchase Information," plus, in the case of Class A Shares, any applicable sales charge. Currently, the Fund's NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time).

  The minimum initial investment in the Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with tax-sheltered retirement plans, Individual Retirement Account Plans (excluding SIMPLE IRAs and Education IRAs) or accounts established under the Uniform Gift to Minors Act ("UGMA"), an initial investment minimum of $200 applies to purchases in connection with 403(b) plans. The minimum initial investment for purchases in connection with SIMPLE and Education IRAs, as well as purchases through the Automatic Investment Plan, is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of Shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Real Estate Securities Fund--(Name of Class of Shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in the Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

  The Fund reserves the right to redeem Shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days' prior written notice to shareholders whose Shares are being redeemed to allow them to purchase sufficient additional Shares of the Fund to avoid such redemption. In addition, the Fund and Goldman Sachs reserve the right to modify the minimum investment, the manner in which Shares are offered and the sales charge rates applicable to future purchases of Shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A Shares of the Fund is the next determined NAV per Share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of Shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)                 OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------
  * No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of Shares of the Fund equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for plans investing in the Fund which satisfies the criteria set forth in
   (h) below or "wrap" accounts purchasing $1 million or more which satisfy the criteria set forth in (i) below. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the Shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC, as described below, of 1.00% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge, but if the Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the Shares were exchanged into and remained invested in an ILA Portfolio (the "CDSC period"), a CDSC of 1.00% may be imposed unless, in certain cases, the investor's Authorized Dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A Shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividend or capital gains distributions which have been reinvested in additional Class A Shares. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A Shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A Shares of the Fund may be sold at NAV without payment of any sales charge to: (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of Shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy Shares worth $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees; (k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman

Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing Shares of the Fund at NAV without payment of any initial sales charge may be charged a fee if they effect transactions in Shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in Shares of the Fund at NAV, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (Shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A Shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B Shares of the Fund at the next determined NAV without the imposition of an initial sales charge. However, Class B Shares redeemed within 6 years of purchase will be subject to a CDSC at the rates shown in the table below. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B Shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B Shares, the Fund will first redeem Shares not subject to any CDSC, and then Shares held longest during the applicable period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B Shares of the Fund will automatically convert into Class A Shares of the Fund at the end of the calendar quarter that is 8 years after the purchase date, except as noted below. Class B Shares of the Fund acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into Class A Shares of the Fund based on the date of the initial purchase. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase of the Shares on which the distribution was paid. The conversion of Class B Shares to Class A Shares will not occur at any time the Fund is advised that such conversions may constitute taxable events for federal tax purposes, which the Fund believes is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C Shares of the Fund at the next determined NAV without the imposition of an initial sales charge. However, if Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C Shares, the Fund will first redeem Shares held for longer than 12 months, and then Shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B Shares of the Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class A Shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of the Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class C Shares of the Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the Shares redeemed have been held for at least 30 days before the redemption and that the reinvestment is effected within 90 days after such redemption. If you redeemed Class A or Class C Shares, paid a CDSC upon a redemption and reinvest in Class A or Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested Shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed Shares. If you redeemed Class B Shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A Shares at NAV as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within 90 days after the original purchase of Class A Shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinvestment. To the extent that any loss is realized and Shares of the same Fund are purchased within 30 days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of Shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at NAV in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES.

  The CDSC on Class B, Class C and Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t)(2) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions distributed from a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C Shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by the Fund in Shares of the same class or an equivalent class of other Goldman Sachs Funds or ILA Portfolios. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of Shares of the Fund for Shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at NAV and will not be subject to any initial sales charge or CDSC as a result of the cross-reinvestment or exchange, but Shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the Fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the 15th day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the Fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired Fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired Fund Shares in the shareholder's account equals or exceeds the acquired Fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Fund offers its Shares for purchase by retirement plans, including traditional and Roth IRAs for individuals and their spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable.

EXCHANGE PRIVILEGE

  Shares of the Fund may be exchanged at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for Shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the Fund into which the exchange is made. The Shares of these other Funds acquired by an exchange may later be exchanged for Shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other Funds purchased through dividends and/or capital gains reinvestment may be exchanged for Shares of the Fund without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, 6 free exchanges are permitted in each 12 month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to shareholders and is subject to certain limitations.

  An exchange of Shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the Shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned Shares will be measured from the date the shareholder acquired the original Shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of Shares and either writing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securities Fund, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (7:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Fund." Under the telephone exchange privilege, Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Fund." In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Shares received in the exchange. If such redemption occurs within 90 days after the purchase of such Shares, to the extent a sales charge that would otherwise apply to the Shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A Shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the Shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange certain classes of Shares for another class of Shares of the same Fund. For further information, call Goldman Sachs at the number set forth at the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept on the Trust's behalf, purchase, exchange and redemption orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day. The order will be priced at the Fund's NAV per Share (adjusted for any applicable sales charge) next determined after such acceptance. Otherwise, the Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Fund within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If Shares of the Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange Shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Shares of the Funds and other Goldman Sachs Funds (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time their customers' assets have remained in the Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


                        DISTRIBUTION AND SERVICE PLANS

  The Trust has adopted distribution and service plans on behalf of the Fund's Class A, Class B and Class C Shares (each a "Plan"). Under the Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of the Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

  Goldman Sachs may use this distribution fee for its expenses of distributing Class A, Class B and Class C Shares of the Fund. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Plans include: compensation paid to and expenses incurred by Authorized Dealers, Goldman

Sachs and their respective officers, employees and sales representatives; commissions paid to Authorized Dealers; allocable overhead; telephone and travel expenses; interest expenses and other costs associated with the financing of such compensation and expenses; the printing of prospectuses for prospective shareholders; preparation and distribution of sales literature and advertising of any type; and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares. The aggregate compensation that may be received under the Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules. Payments for distribution services are also subject to the requirements of Rule 12b-1 under the Act.

  Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the Fund's average daily net assets attributable to Class A, Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquires of, and furnishing assistance to, shareholders regarding ownership of their Shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the distribution or service fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Plans will be reviewed and are subject to approval annually by the Trustees.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission, and the 0.25% ongoing service fee, to Authorized Dealers after the Shares have been held for one year. All fees are paid by Goldman Sachs on a quarterly basis.


                        HOW TO SELL SHARES OF THE FUND

  The Fund will redeem its Shares upon request of a shareholder on any Business Day at the NAV next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within 3 Business Days of receipt of a properly executed request. If the Shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Shares. This may take up to 15 days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of Shares for amounts up to $50,000 within any 7 calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of Shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to Shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Fund will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total of one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither the Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in Shares of the Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by the Fund on its outstanding Shares will, at the election of each shareholder, be paid in: (i) cash; (ii) additional Shares of the same class of the Fund, or (iii) Shares of the same or an equivalent class of other Goldman Sachs Funds or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional Shares or units of the Fund or another Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  The Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of the Fund's dividends may constitute a return of capital.

  In addition, distributions paid by the Fund's REIT investments often include a "return of capital." The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, when shareholders receive a return of capital, the cost basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when Shares of the Fund are exchanged or sold. Therefore, a shareholder's original investment in the Fund will be reduced by the amount of the return of capital and capital gains included in a distribution if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional Shares of the Fund). Once a shareholder's cost basis is reduced to zero, any return of capital is taxable as a capital gain.

  The Fund's REIT investments often do not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of this delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

  At the time of an investor's purchase of Shares of the Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The NAV per Share of each Class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributable to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B or Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B or Class C Shares held for the applicable period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Fund computes its yield by dividing net investment income earned during a recent 30 day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rate is being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each Class of Shares for the same period will differ. The investment performance of the Class A, Class B and Class C Shares will be affected by the payment of a sales charge, distribution and service fees and other class specific expenses. See "Shares of the Trust."

  The Fund's performance quotations do not reflect any fees charged by an Authorized Dealer to its customer accounts in connection with investments in the Fund. The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Trust, formerly a Maryland corporation, was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to the shareholders of such class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder of record receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund does not anticipate that it will be eligible to pass any foreign tax credits through to its shareholders; however, the Fund may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A Shares of the Fund alone or in combination with Class A Shares of another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional Shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time Shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional Shares, but if the investor's purchases within 13 months plus the value of Shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of Shares registered in the investor's name. All income dividends and capital gains distributions on escrowed Shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed Shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his or her attorney to surrender for redemption any or all escrowed Shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed Shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384


EQ PROAC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
July 27, 1998, as revised
October 1, 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                                 SERVICE SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated July 27, 1998, as revised October 1, 1998, containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               -----------------

SERVICE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    5
Investment Objectives and Policies.    6
Description of Securities..........    7
Investment Techniques..............   11
Risk Factors.......................   15
Investment Restrictions............   17
Portfolio Turnover.................   17
Management.........................   17
Expenses...........................   20
Net Asset Value....................   21

                               PAGE
                               ----
Performance Information.......  21
Shares of the Trust...........  22
Taxation......................  22
Additional Information........  23
Additional Services...........  24
Reports to Shareholders.......  25
Dividends.....................  25
Purchase of Service Shares....  26
Exchange Privilege............  27
Redemption of Service Shares..  28
Appendix...................... A-1

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds). The Real Estate Securities Fund (the "Fund"), a mutual fund offered under the Trust, pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objectives will be achieved. The Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of the Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

  INVESTMENT OBJECTIVES                    Total return comprised of long-term
                                           growth of capital and dividend income.
----------------------------------------------------------------------------------------
  INVESTMENT CRITERIA                      Substantially all, and at least 80%, of total
                                           assets in a diversified portfolio of equity
                                           securities of issuers that are primarily
                                           engaged in or related to the real estate
                                           industry. The Fund expects that a substantial
                                           portion of its total assets will be invested
                                           in real estate investment trusts ("REITs").
----------------------------------------------------------------------------------------
  BENCHMARK                                Wilshire Real Estate Securities Index
                                           ("WARESI")

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's Share price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objectives will be achieved. In view of the specialized nature of the Fund's investments, the Fund may be suitable only for those investors who are financially able to assume greater risk and share price volatility than presented by funds that do not concentrate in the real estate industry. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, may have limited diversification and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund may invest in foreign securities and lower rated debt securities and may use certain investment techniques, including derivatives, forward contracts, options and futures. These investments and investment techniques will subject the Fund to greater risk.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of August 21, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of the Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The Fund does not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of certain institutions ("Service Organizations") may invest in Service Shares only through their Service Organizations. Service Shares of the Fund are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Shares which authorizes the Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Fund, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

            INVESTMENT INCOME DIVIDENDS                          CAPITAL GAINS
                 DECLARED AND PAID                               DISTRIBUTIONS
                 -----------------                               -------------
                     Quarterly                                     Annually

  Recordholders of Service Shares may receive dividends and distributions in additional Service Shares of the Fund in which you have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.............................. None
 Maximum Sales Charge Imposed on Reinvested Dividends................... None
 Redemption Fees........................................................ None
 Exchange Fees.......................................................... None
ANNUAL FUND OPERATING EXPENSES: (as a percentage of average daily net assets)/1/
 Management Fees........................................................ 1.00%
 Service Fees/2/........................................................ 0.50%
 Other Expenses (after applicable limitations)/3/....................... 0.04%
                                                                         ----
TOTAL FUND OPERATING EXPENSES (AFTER EXPENSE LIMITATIONS)/4/............ 1.54%
                                                                         ====

---------------------
/1/ The Fund's annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998.

/2/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

/3/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, service fees, transfer agency fees (equal to 0.04% of the average daily net assets of the Fund's Service Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.00% of the Fund's average daily net assets.

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Service Shares of the Fund would have been 0.58% and 2.08%, respectively.

EXAMPLE:                                                         1 YEAR 3 YEARS
--------                                                         ------ -------
You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption
 at the end of each time period................................   $16     $49

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Fund. The Fund also offers Institutional, Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  In addition to the compensation itemized above, certain Service Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Fund. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on the Fund's estimated fees and expenses and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser" and "Additional Services."

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities of companies whose underlying portfolios are diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objectives. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80% of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are dependent upon cash flow from their investments to repay financing cost and the ability of the REIT's merger. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. The Fund may invest up to 20% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES

  The Fund may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Fund may invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond, whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries, such as the United Kingdom, Denmark and Greece, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an adverse impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Fund. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. The Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent the Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more

References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. The Fund may invest up to 20% of its total assets in debt securities, including securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," and are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

UNSEASONED COMPANIES

  The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  The Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options transactions, however, the writing of an option of a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rate, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Fund may engage in futures transactions on both U.S and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  The Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, the Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may no longer be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objectives.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments; (i) warrants and stock purchase rights; (ii) mortgage swaps, credit swaps, index swaps and interest rate swaps, caps, floors and collars; (iii) yield curve options and inverse floating rate securities; (iv) other investment companies; (v) mortgage dollar rolls and
(vi) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are primarily engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Historically, small capitalization stocks, such as REITs have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks.

  RISKS OF INVESTING IN EQUITY SECURITIES In general, the Fund is subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that the Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The Fund may invest up to 15% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund's use of certain derivative transactions may be limited by the requirements of the Code, for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding Shares of the Fund as defined in the Additional Statement. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of August 21, 1998, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund;
(iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                          YEARS
                        PRIMARILY
     NAME AND TITLE    RESPONSIBLE          FIVE YEAR EMPLOYMENT HISTORY
     --------------    -----------          ----------------------------
  Herbert E. Ehlers    Since 1998  Mr. Ehlers joined the Investment Adviser in
   Managing Director               1997 and is part of the portfolio management
   and Portfolio Man-              team of the Real Estate Securities Fund and
   ager                            the Chief Investment Officer of the Growth
                                   Equity Strategy. From 1994 to 1997, he was
                                   the Chief Investment Officer of Liberty
                                   Investment Management, Inc. He was a
                                   portfolio manager and president of Liberty's
                                   predecessor from Eagle Asset Management, from
                                   1984 to 1994.

--------------------------------------------------------------------------------

  Elizabeth Groves     Since 1998  Ms. Groves joined the Investment Adviser in
   Vice President and              1998 and is a portfolio manager for the Real
   Portfolio Manager               Estate Securities Fund. Her previous
                                   experience includes 12 years in the real
                                   estate and real estate finance business. From
                                   1991 to 1997, she worked in the Real Estate
                                   Department of the Investment Banking Division
                                   of Goldman Sachs, where she was responsible
                                   for both public and private capital market
                                   transactions.

                          YEARS
                        PRIMARILY
     NAME AND TITLE    RESPONSIBLE          FIVE YEAR EMPLOYMENT HISTORY
     --------------    -----------          ----------------------------
  Mark Howard-Johnson  Since 1998  Mr. Howard-Johnson joined the Investment
   Vice President and              Adviser in 1998 and is a portfolio manager
   Portfolio Manager               for the Real Estate Securities Fund. His
                                   previous experience includes 15 years in the
                                   real estate finance business. From 1996 to
                                   1998, he was the senior equity analyst for
                                   Boston Financial, responsible for the Pioneer
                                   Real Estate Shares Fund. Prior to joining
                                   Boston Financial, from 1994 to 1996, Mr.
                                   Howard-Johnson was a real estate securities
                                   analyst for The Penobscot Group, Inc., one of
                                   only two independent research firms in the
                                   public real estate securities business. For
                                   five years prior to this, he held senior
                                   management positions within various real
                                   estate divisions of the Fleet Financial
                                   Group.


  It is the responsibility of the Investment Adviser to make the investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions in the U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, the Investment Adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to 1.00% of the Fund's average daily net assets.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.00% per annum of the Fund's average daily net assets. Such reductions or limits, if any, may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to receive a transfer agency fee with respect to the Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of the average daily net assets. Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the Fund Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the accounts taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Fund is responsible for the payment of its expenses. The expenses include, without limitation; fees payable to the Investment Adviser; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Fund for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Fund); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.

                                NET ASSET VALUE

  The NAV per Share of the Class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, yield, the total return and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Fund's performance quotations do not reflect any fees charged by a Service Organization to its customers' accounts in connection with investments in the Fund. The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of its holdings available to investors upon request.

                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Trust, formerly a Maryland corporation, was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more classes.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder of record receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund does not anticipate that it will be eligible to pass any foreign tax credits through to its shareholders; however, the Fund may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Shares which authorizes the Fund to compensate Service Organiza-tions for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agree-ments"). The Service Agreements provide for compensation to the Service Organi-zations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed 0.25% of such average daily net assets. The services provided by the Service Organiza-tions may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to pur-chase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with invest-ment procedures.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf, purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an or-der in proper form when the order is accepted by the authorized Service Organi-zation or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The Service Organi-zation or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Fund or Goldman Sachs that are in addi-tion to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of the Fund bear all expenses and fees paid to Service Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in the Fund. The Trust, on behalf of the Fund, accrues payments made pur-suant to a Service Agreement daily. All inquiries of beneficial owners of Serv-ice Shares should be directed to such owners' Service Organization.

  The Investment Adviser, Distributor, and/or their affiliates, also pay addi-tional compensation from time to time, out of their assets and not as an addi-tional charge to the Fund, to selected Service Organizations and other persons in connection with the sale of Shares of the Fund and other investment portfo-lios of the Trust (such as additional payments based on new sales amounts ex-ceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, enter-tainment and prizes such as travel awards, merchandise, cash, investment re-search and educational information and related support materials. This addi-tional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in partic-ular investment portfo-lios of the Trust, and the particular program involved, or the amount of reim-bursement expenses. Additional compensation based on sales may, but is cur-rently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Fund will receive an annual report containing audited financial statements and a semiannual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with quarterly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by the Fund on its outstanding Service Shares will, at the elec-tion of each shareholder, be paid: (i) in cash; or (ii) in additional Service Shares of the Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distri-bution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the Fund.

  The election to reinvest dividends and distributions paid by the Fund in ad-ditional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of the Fund.

  The Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net investment income and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of the Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of the Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or real-ized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized apprecia-tion may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                           PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Cur-rently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) as described under "Net Asset Value." Purchases of Service Shares of the Fund must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street Bank and Trust Company ("State Street"). In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Real Estate Securities Fund--Name of Class of Shares" and should be directed to "Goldman Sachs Real Estate Securities Fund--Name of Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Fund does not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Fund, to selected Service Organizations and other persons in connection with the sale of Shares of the Fund and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses.

Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Fund reserves the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give 60 days' prior written notice to Service Organiza-tions whose Service Shares are being redeemed to allow them to purchase suffi-cient additional Service Shares to avoid such redemption.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of the Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Service Shares of the Fund may be exchanged by a Service Organization for (i) Service Shares of any other mutual fund sponsored by Goldman Sachs and desig-nated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writ-ing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securities Fund-- Name of Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chi-cago, Illinois 60606 or, if previously elected in the Fund's Account Informa-tion Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objectives, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."

                          REDEMPTION OF SERVICE SHARES


  The Fund will redeem its Service Shares upon request of the recordholder of such Shares on any Business Day at the NAV next determined after receipt of such request in proper form by Goldman Sachs. (See "Additional Services" for a description of limited situations where a Service Organization or other inter-mediary may be authorized to accept requests for the Fund.) If Service Shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to 15 days. Redemption requests may be made by a Service Organization by writ-ing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement re-demptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total of one-day delay), but may be paid up to 3 days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within 3 Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Fund, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


REPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
REAL ESTATE
SECURITIES FUND

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
July 27, 1998, as revised October 1, 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                              INSTITUTIONAL SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated July 27, 1998, as revised October 1, 1998, containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               -----------------

INSTITUTIONAL SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    5
Investment Objectives and Policies.    6
Description of Securities..........    7
Investment Techniques..............   11
Risk Factors.......................   15
Investment Restrictions............   17
Portfolio Turnover.................   17
Management.........................   17
Expenses...........................   20
Net Asset Value....................   21

                                     PAGE
                                     ----
Performance Information............   21
Shares of the Trust................   22
Taxation...........................   22
Additional Information.............   23
Reports to Shareholders............   24
Dividends..........................   24
Purchase of Institutional Shares...   24
Exchange Privilege.................   27
Redemption of Institutional Shares.   27
Appendix ..........................  A-1
Account Application

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds). The Real Estate Securities Fund (the "Fund"), a mutual fund offered under the Trust, pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objective will be achieved. The Fund is a "diversified open-end management investment company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of the Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

  INVESTMENT OBJECTIVE                 Total return comprised of long-term
                                       growth of capital and dividend
                                       income.
----------------------------------------------------------------------------
  INVESTMENT CRITERIA                  Substantially all, and at least 80%,
                                       of total assets in a diversified
                                       portfolio of equity securities of
                                       issuers that are primarily engaged in
                                       or related to the real estate
                                       industry. The Fund expects that a
                                       substantial portion of its total
                                       assets will be invested in real
                                       estate investment trusts ("REITs").
----------------------------------------------------------------------------
  BENCHMARK                            Wilshire Real Estate Securities Index
                                       ("WARESI").




 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's Share price will fluctuate with market and conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objective will be achieved. In view of the specialized nature of the Fund's investments, the Fund may be suitable only for those investors who are financially able to assume greater risk and share price volatility than presented by funds that do not concentrate in the real estate industry. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, may have limited diversification and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund may invest in foreign securities and lower rated debt securities and may use certain investment techniques, including derivatives, forward contracts, options and futures. These investments and investment techniques will subject the Fund to greater risk.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of August 21, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of the Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 or $10,000,000 (depending upon an investor's eligibility) in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Fund through Goldman Sachs. Institutional Shares are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


              INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
                   DECLARED AND PAID      DISTRIBUTIONS
                   -----------------      -------------
                       Quarterly            Annually

  Recordholders of Institutional Shares may receive dividends and distributions in additional Institutional Shares of the Fund in which you have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.............................. None
 Maximum Sales Charge Imposed on Reinvested Dividends................... None
 Redemption Fees........................................................ None
 Exchange Fees.......................................................... None
ANNUAL FUND OPERATING EXPENSES: (as a percentage of average daily net assets)/1/
 Management Fees........................................................ 1.00%
 Distribution Fees...................................................... None
 Other Expenses (after applicable limitations)/2/....................... 0.04%
                                                                         ----
TOTAL FUND OPERATING EXPENSES (AFTER EXPENSE LIMITATIONS)/3/............ 1.04%
                                                                         ====

---------------------
/1/ The Fund's annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998.
/2/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, transfer agency fees (equal to 0.04% of the average daily net assets of the Fund's Institutional Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.00% of the Fund's average daily net assets.
/3/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional Shares of the Fund would have been 0.58% and 1.58%, respectively.

EXAMPLE:                                                         1 YEAR 3 YEARS
--------                                                         ------ -------
You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption
 at the end of each time period:...............................   $11     $33

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Fund. The Fund also offers Service Shares, Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Institutions that invest in Institutional Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain institutions may also receive other compensation in connection with the sales and distribution of Institutional Shares or for services to their customer's accounts and/or the Fund. For additional information regarding such compensation, see "Purchase of Institutional Shares" in the Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on the Fund's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities of companies whose underlying portfolios are diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objectives. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80% of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are dependent upon cash flow from their investments to repay financing cost and the ability of the REIT's merger. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. The Fund may invest up to 20% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES

  The Fund may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Fund may invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond, whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries, such as the United Kingdom, Denmark and Greece, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an adverse impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Fund. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. The Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent the Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more

References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. The Fund may invest up to 20% of its total assets in debt securities, including securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," and are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

UNSEASONED COMPANIES

  The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  The Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options transactions, however, the writing of an option of a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rate, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Fund may engage in futures transactions on both U.S and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  The Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, the Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may no longer be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objectives.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments; (i) warrants and stock purchase rights; (ii) mortgage swaps, credit swaps, index swaps and interest rate swaps, caps, floors and collars; (iii) yield curve options and inverse floating rate securities; (iv) other investment companies; (v) mortgage dollar rolls and
(vi) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are primarily engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Historically, small capitalization stocks, such as REITs have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks.

  RISKS OF INVESTING IN EQUITY SECURITIES In general, the Fund is subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that the Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The Fund may invest up to 15% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund's use of certain derivative transactions may be limited by the requirements of the Code, for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding Shares of the Fund as defined in the Additional Statement. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of August 21, 1998, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund;
(iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                          YEARS
                        PRIMARILY
     NAME AND TITLE    RESPONSIBLE          FIVE YEAR EMPLOYMENT HISTORY
     --------------    -----------          ----------------------------
  Herbert E. Ehlers    Since 1998  Mr. Ehlers joined the Investment Adviser in
   Managing Director               1997 and is part of the portfolio management
   and Portfolio Man-              team of the Real Estate Securities Fund and
   ager                            the Chief Investment Officer of the Growth
                                   Equity Strategy. From 1994 to 1997, he was
                                   the Chief Investment Officer of Liberty
                                   Investment Management, Inc. He was a
                                   portfolio manager and president of Liberty's
                                   predecessor from Eagle Asset Management, from
                                   1984 to 1994.

--------------------------------------------------------------------------------

  Elizabeth Groves     Since 1998  Ms. Groves joined the Investment Adviser in
   Vice President and              1998 and is a portfolio manager for the Real
   Portfolio Manager               Estate Securities Fund. Her previous
                                   experience includes 12 years in the real
                                   estate and real estate finance business. From
                                   1991 to 1997, she worked in the Real Estate
                                   Department of the Investment Banking Division
                                   of Goldman Sachs, where she was responsible
                                   for both public and private capital market
                                   transactions.

                          YEARS
                        PRIMARILY
     NAME AND TITLE    RESPONSIBLE          FIVE YEAR EMPLOYMENT HISTORY
     --------------    -----------          ----------------------------
  Mark Howard-Johnson  Since 1998  Mr. Howard-Johnson joined the Investment
   Vice President and              Adviser in 1998 and is a portfolio manager
   Portfolio Manager               for the Real Estate Securities Fund. His
                                   previous experience includes 15 years in the
                                   real estate finance business. From 1996 to
                                   1998, he was the senior equity analyst for
                                   Boston Financial, responsible for the Pioneer
                                   Real Estate Shares Fund. Prior to joining
                                   Boston Financial, from 1994 to 1996, Mr.
                                   Howard-Johnson was a real estate securities
                                   analyst for The Penobscot Group, Inc., one of
                                   only two independent research firms in the
                                   public real estate securities business. For
                                   five years prior to this, he held senior
                                   management positions within various real
                                   estate divisions of the Fleet Financial
                                   Group.


  It is the responsibility of the Investment Adviser to make the investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions in the U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, the Investment Adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to 1.00% of the Fund's average daily net assets.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.00% per annum of the Fund's average daily net assets. Such reductions or limits, if any, may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to receive a transfer agency fee with respect to the Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of the average daily net assets. Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the Fund Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the accounts taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Fund is responsible for the payment of its expenses. The expenses include, without limitation; fees payable to the Investment Adviser; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Fund for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Fund); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.

                                NET ASSET VALUE

  The NAV per Share of the Class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, yield, the total return and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Fund's performance quotations do not reflect any fees charged by a Service Organization to its customers' accounts in connection with investments in the Fund. The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of its holdings available to investors upon request.

                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Trust, formerly a Maryland corporation, was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more classes.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder of record receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund does not anticipate that it will be eligible to pass any foreign tax credits through to its shareholders; however, the Fund may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Fund will receive an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such report may be sent to recordholders with the same mailing address. Recordholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-621-2550. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Fund does not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by the Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Institutional Shares of the Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of the Fund.

  The Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net investment income and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of the Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of the Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order. No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value". Purchases of Institutional Shares of the Fund must be settled within 3 Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in the Fund, an investor must open an account with the Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Real Estate Securities Fund--Name of Class of Shares" and should be directed to "Goldman Sachs Real Estate Securities Fund--Name of Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000.

  The foregoing minimum investment requirements may be waived at the discretion of the Trust's officers. In addition, the minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Trust may authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at the Fund's NAV per Share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Fund's Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Fund and its Share classes.

  The Investment Adviser, Distributor, and/or their affiliates, also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Fund, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Fund and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Fund reserves the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of the Fund to avoid such redemption.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE


  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securities Fund--Name of Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objectives, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemptions of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in the Fund must satisfy the minimum investment requirements of the Fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to holders of Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES


  The Fund will redeem its Institutional Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Fund. If Institutional Shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Fund, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                              --------------------

                                  APPENDIX



                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

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GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
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NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
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ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
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BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


REPROINST
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GOLDMAN SACHS
REAL ESTATE SECURITIES FUND

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PROSPECTUS

INSTITUTIONAL SHARES



LOGO
Goldman
Sachs

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